UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08134

Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Eaton Vance Florida Insured Municipals Fund                                                                              as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.6%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 0.7%
$250	Highlands County Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	$272,537
		$272,537
Hospital — 4.9%
$1,000	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	$1,024,700
570	Jacksonville Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	595,057
400	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	414,156
		$2,033,913
Housing — 0.5%
$205	Pinellas County Housing Finance Authority, (Single Family Mortgage Revenue), (GNMA), (AMT), 5.80%, 3/1/29	$208,694
		$208,694
Insured-Electric Utilities — 4.8%
$1,250	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$1,283,887
600	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	677,574
		$1,961,461
Insured-Escrowed/Prerefunded — 18.8%
$1,160	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	$705,872
1,000	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,166,210
350	Miami-Dade County Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), Prerefunded to 8/15/11, 5.125%, 8/15/26	372,235
900	Orange County, Tourist Development Tax, (AMBAC), Prerefunded to 4/1/12, 5.125%, 10/1/30 (1)	942,327
1,200	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29	1,268,904
750	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/16, 5.00%, 7/1/36	821,220
1,900	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), (AMBAC), Prerefunded to 2/1/13, 5.25%, 11/15/33	2,002,372
461	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27 (1)	472,311
		$7,751,451

1

Insured-General Obligations — 3.5%
$1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32 (2)	$1,045,810
330	Puerto Rico, (FSA), Variable Rate, 7.582%, 7/1/27 (3)(4)	387,410
		$1,433,220
Insured-Hospital — 5.4%
$770	Brevard County Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$799,083
250	Jacksonville Economic Development Authority, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	268,270
1,000	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,164,850
		$2,232,203
Insured-Housing — 1.2%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$508,345
		$508,345
Insured-Lease Revenue/Certificates of Participation — 1.3%
$500	Broward County School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	$517,800
		$517,800
Insured-Miscellaneous — 1.3%
$500	St. John’s County Industrial Development Authority, (Professional Golf), (MBIA), 5.00%, 9/1/23	$524,275
		$524,275
Insured-Solid Waste — 1.2%
$500	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$508,710
		$508,710
Insured-Special Assessment Revenue — 4.1%
$345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$357,444
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	801,000
490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	510,212
		$1,668,656
Insured-Special Tax Revenue — 22.8%
$1,415	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,406,949
1,250	Clearwater, Spring Training Facilities, (MBIA), 5.375%, 3/1/31	1,470,825
1,245	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35 (1)	1,259,351
1,230	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	1,268,019

2

$5,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	$1,159,870
600	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (1)	603,778
340	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	243,651
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	907,432
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	1,066,357
		$9,386,232
Insured-Transportation — 21.4%
$500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	$509,010
500	Dade County Seaport, (MBIA), 5.125%, 10/1/16	509,750
1,200	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 10/1/18 (1)	1,244,140
500	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	522,250
1,125	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), (AMT), 5.00%, 10/1/38 (1)	1,175,250
1,200	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34 (1)	1,260,660
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	930,344
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	524,520
320	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	296,461
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	523,175
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,307,938
		$8,803,498
Insured-Water and Sewer — 19.7%
$250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	$256,720
830	Fort Lauderdale, Water and Sewer Revenue, (MBIA), 4.50%, 9/1/35	829,693
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,006,070
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,053,200
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	524,005
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,038,170
750	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	786,825
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,076,180
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	287,873

3

$980	Tampa Bay Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36	$974,424
289	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27 (1)	292,952
		$8,126,112
Total Tax-Exempt Investments — 111.6% (identified cost $43,346,947)		$45,937,107
Other Assets, Less Liabilities — (11.6)%		$(4,760,114)
Net Assets — 100.0%		$41,176,993

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 94.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 41.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $387,410 or 0.9% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.

A summary of financial instruments at April 30, 2007, is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/07	76 U.S. Treasury Bond	Short	$(8,574,093)	$(8,493,000)	$81,093

4

Interest Rate Swaps

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Morgan Stanley Capital Services Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.93% on the notional amount of $1,800,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is December 20, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on December 20, 2037, is recorded as a receivable for open swap contracts of $16,056 at April 30, 2007.

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,050,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on August 16, 2027, is recorded as a payable for open swap contracts of $406 at April 30, 2007.

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,858,898
Gross unrealized appreciation	$2,607,139
Gross unrealized depreciation	(13,930)
Net unrealized appreciation	$2,593,209

5

Eaton Vance Hawaii Municipals Fund                                                                                               as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.0%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$303,063
500	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	494,485
		$797,548
Electric Utilities — 1.6%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$325,200
		$325,200
Escrowed/Prerefunded — 6.0%
$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$808,732
270	Maui County, Prerefunded to 3/1/11, 5.00%, 3/1/21	282,876
95	Maui County, Prerefunded to 3/1/11, 5.50%, 3/1/19	101,216
		$1,192,824
General Obligations — 3.2%
$305	Maui County, 5.00%, 3/1/21	$317,657
105	Maui County, 5.50%, 3/1/19	111,445
285	Puerto Rico, 0.00%, 7/1/15	204,493
		$633,595
Hospital — 2.9%
$100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$105,669
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	306,927
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	153,907
		$566,503
Industrial Development Revenue — 2.9%
$345	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$365,093
200	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	201,126
		$566,219
Insured-Education — 8.2%
$500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$503,255
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	251,558

1

$375	University of Hawaii, (MBIA), 4.25%, 7/15/30	$364,987
500	University of Hawaii, (MBIA), 4.50%, 7/15/32	500,905
		$1,620,705
Insured-Electric Utilities — 7.0%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$263,172
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	510,195
600	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	617,904
		$1,391,271
Insured-Escrowed/Prerefunded — 10.7%
$100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$108,903
350	Hawaii County, (FGIC), Prerefunded to 7/15/11, 5.125%, 7/15/21	370,020
1,250	Honolulu, City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,326,888
300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	319,563
		$2,125,374
Insured-General Obligations — 16.0%
$250	Hawaii County, (AMBAC), 4.25%, 7/15/27	$245,165
350	Hawaii County, (FGIC), 5.55%, 5/1/10	368,599
375	Hawaii, (FSA), 5.125%, 2/1/22	394,065
1,000	Hawaii, (MBIA), 5.25%, 5/1/24 (2)	1,080,120
500	Kauai County, (FGIC), 5.00%, 8/1/29	529,590
300	Kauai County, (MBIA), 5.00%, 8/1/24	312,441
200	Puerto Rico, (FSA), Variable Rate, 7.582%, 7/1/27 (3)(4)	234,794
		$3,164,774
Insured-Lease Revenue/Certificates of Participation — 4.0%
$750	Hawaii State Housing Development Corp., (Kapolei Office), (FSA), 5.00%, 11/1/31	$798,735
		$798,735
Insured-Special Tax Revenue — 3.8%
$95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$38,139
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	160,256
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	560,814
		$759,209
Insured-Transportation — 13.9%
$500	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	$519,570
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	258,965

2

$900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	$933,966
500	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/31	522,500
450	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	526,610
		$2,761,611
Insured-Water and Sewer — 12.0%
$500	Honolulu, City and County Board Water Supply Systems, (MBIA), 4.75%, 7/1/31	$516,680
1,000	Honolulu, City and County Wastewater System, (FGIC), 0.00%, 7/1/18	630,320
150	Honolulu, City and County Wastewater System, (FGIC), 5.00%, 7/1/25	159,017
1,000	Honolulu, City and County Wastewater System, (MBIA), 5.00%, 7/1/25	1,067,760
		$2,373,777
Other Revenue — 3.2%
$600	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	$641,562
		$641,562
Special Tax Revenue — 2.7%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$285,073
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	256,668
		$541,741
Total Tax-Exempt Investments — 102.1% (identified cost $19,135,825)		$20,260,648
Other Assets, Less Liabilities — (2.1)%		$(408,616)
Net Assets — 100.0%		$19,852,032

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

3

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 74.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 23.3% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $234,794 or 1.2% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.

A summary of financial instruments at April 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
06/07	41 U.S. Treasury Bond	Short	$(4,628,372)	$(4,581,750)	$46,622

Interest Rate Swaps

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $450,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $174 at April 30, 2007.

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $450,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $196 at April 30, 2007.

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$17,790,469
Gross unrealized appreciation	$1,175,179
Gross unrealized depreciation	(5,000)
Net unrealized appreciation	$1,170,179

5

Eaton Vance High Yield Municipals Fund                                                                                         as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.7%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.3%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$6,992,790
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,941,973
4,620	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,777,681
2,050	Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	2,089,114
1,140	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	1,152,882
		$16,954,440
Education — 1.0%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32 (1)	$12,664,680
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	825,048
		$13,489,728
Electric Utilities — 6.6%
$18,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$17,509,320
4,920	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	5,054,956
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,259,590
4,500	Chula Vista, CA, (San Diego Gas), (AMT), 5.00%, 12/1/27	4,710,825
16,000	Farmington, NM, Pollution Control Revenue, 4.875%, 4/1/33	16,238,400
22,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	23,599,026
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,196,000
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,075,267
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,515,930
5,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/24 (2)	5,291,900
2,225	Puerto Rico Electric Power Authority, 5.00%, 7/1/37 (2)	2,339,899
		$87,791,113

Escrowed/Prerefunded — 8.6%
$25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	$13,805,000
4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (3)	5,247,978
2,635	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), Prerefunded to 10/1/07, 7.75%, 4/1/19	2,732,890
2,300	Colorado Health Facilities Authority, (Volunteers of America), Prerefunded to 7/1/08, 5.75%, 7/1/20	2,354,211
3,600	Colorado Health Facilities Authority, (Volunteers of America), Prerefunded to 7/1/08, 5.875%, 7/1/28	3,700,008
1,100	Colorado Health Facilities Authority, (Volunteers of America), Prerefunded to 7/1/09, 6.00%, 7/1/29	1,134,551
9,500	Dawson Ridge, CO, Metropolitan District #1, Series A, Escrowed to Maturity, 0.00%, 10/1/22	4,907,415
3,500	Dawson Ridge, CO, Metropolitan District #1, Series B, Escrowed to Maturity, 0.00%, 10/1/22	1,807,995
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18 (4)	4,208,638
1,830	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,906,640
4,975	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	5,192,358
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), Prerefunded to 11/15/14, 5.375%, 11/15/34	5,390,149
754	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28 (1)	819,309
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,499,585
3,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	3,249,750
17,970	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/14, 5.125%, 7/1/39	19,574,721
4,890	St. Mary Hospital Authority, PA, (Catholic Health East), Prerefunded to 11/15/14, 5.375%, 11/15/34	5,390,149
7,050	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	8,197,317
13,345	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	15,516,765
3,620	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	3,885,129
		$114,520,558

General Obligations — 7.3%
$12,750	California, 4.50%, 8/1/30	$12,631,170
10,000	California, 4.50%, 9/1/36	9,847,200
16,500	California, 4.75%, 9/1/35	16,827,195
1,195	California, 5.00%, 2/1/32	1,241,294
2,200	California, 5.25%, 2/1/30	2,326,610
2,000	California, 5.25%, 2/1/33	2,121,420
15,420	California, 5.25%, 4/1/34 (5)	16,874,723
8,246	New York, NY, 5.25%, 6/1/28 (1)	8,763,050
15,000	Puerto Rico, 5.00%, 7/1/35	15,712,500
10,000	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	10,380,500
		$96,725,662
Health Care - Miscellaneous — 1.4%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19 (5)	$2,926,595
789	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93, 7.75%, 7/1/17	789,860
1,629	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	1,688,692
840	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36	872,677
694	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36	721,763
1,517	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	1,588,573
1,274	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	1,336,098
251	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	264,318
571	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	601,411
1,581	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	1,667,712
631	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	667,144

$1,263	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	$1,335,702
398	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	420,895
4,460	Yavapai County, AZ, Industrial Development Revenue, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,477,216
		$19,358,656
Hospital — 16.8%
$4,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$4,095,240
7,650	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	7,858,539
5,000	California Health Facilities Financing Authority, (Kaiser Foundation Health Plan), 5.00%, 4/1/37	5,139,250
7,955	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	8,157,296
19,600	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	20,580,588
2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	2,049,780
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	8,435,954
3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	4,065,438
2,190	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,293,565
24,510	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	24,333,528
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	951,282
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	924,472
1,000	Henderson, NV, Health Care Facility, (Catholic Healthcare West), 5.625%, 7/1/24	1,069,480
10,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	10,205,300
1,855	Hillsborough County, FL, Industrial Development Authority, (Tampa General Hospital), 5.25%, 10/1/28	1,923,895
1,780	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	1,789,416
16,795	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	17,256,862
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	2,491,375

$15,000	Lehigh County, PA, General Purpose Authority, (St. Luke Hospital), Variable Rate, 4.509%, 8/15/33	$14,997,750
9,195	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	9,765,274
7,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.375%, 7/1/23	7,364,770
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	2,121,260
6,500	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	6,697,210
2,500	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	2,428,625
2,500	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 5.25%, 3/1/36	2,573,725
2,000	New Hampshire Health and Educational Facilities Authority, (Littleton Hospital), 6.00%, 5/1/28	2,053,440
2,000	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	2,046,400
12,200	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	12,435,582
2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,202,240
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,628,813
875	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13 (6)	25,637
5,900	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (6)	172,870
10,000	Sullivan County, TN, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	10,384,300
15,000	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	14,823,150
3,410	Washington County, AR, Hospital Revenue, (Regional Medical Center), 5.00%, 2/1/35	3,467,834
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,428,812
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,869,356
		$224,108,308
Housing — 3.1%
$4,865	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$4,979,619
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19 (3)	4,453,400
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,804,225

$1,740	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$1,834,604
460	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	483,685
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 5.90%, 11/29/49 (3)	4,219,920
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49 (3)	5,246,700
3,060	Oregon Health Authority, (Trillium Affordable Housing), (AMT), Series A, 6.75%, 2/15/29	3,234,665
1,370	Oregon Health Authority, (Trillium Affordable Housing), (AMT), Series B, 6.75%, 2/15/29	1,427,471
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/07 (6)	838,930
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31 (6)	2,135,620
9,600	Wisconsin Housing and Economic Development Authority, (AMT), 4.875%, 3/1/36	9,670,080
		$41,328,919
Industrial Development Revenue — 14.6%
$2,170	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	$2,234,693
3,065	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,524,382
15,000	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 5.25%, 12/1/29	14,596,950
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,223,444
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,995,160
5,000	Courtland, AL, Industrial Development Board, (Solid Waste Disposal), (International Paper Co.), (AMT), 5.20%, 6/1/25	5,187,800
23,860	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	24,205,970
8,085	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	8,166,901
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,734,236
3,785	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,875,234
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,691,466
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,671,225
21,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (1)	24,083,920

$2,730	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	$2,808,515
590	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	650,717
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,319,669
5,500	Middlesex County, NJ, Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	5,935,985
2,850	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	2,876,077
19,500	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	19,523,400
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,468,102
13,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	13,443,430
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,102,270
4,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), 8.00%, 8/1/28	4,965,840
7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	8,450,610
5,995	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	7,075,419
8,200	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,398,440
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	825,511
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,265,410
		$194,300,776
Insured-Education — 1.2%
$10,000	Broward Country, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26 (1)	$10,555,678
5,000	University of California, (FSA), 4.50%, 5/15/28	5,038,750
		$15,594,428
Insured-Electric Utilities — 1.7%
$6,250	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.65%, 3/1/37 (1)	$6,206,750
13,200	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), (FGIC), (AMT), 4.60%, 5/1/26 (1)	13,127,295
3,825	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	3,939,138
		$23,273,183

Insured-Escrowed/Prerefunded — 0.9%
$5,000	New Jersey Transportation Trust Fund Authority, (XLCA), Variable Rate, Prerefunded to 6/15/07, 5.83%, 6/15/17 (3)(8)	$5,214,200
6,000	New Jersey Turnpike Authority, (MBIA), Prerefunded 1/1/10, 5.50%, 1/1/30 (1)	6,278,800
		$11,493,000
Insured-General Obligations — 6.3%
$4,555	California, (AMBAC), 5.00%, 2/1/28 (1)	$5,107,474
9,855	Clark County, NV, (AMBAC), 2.50%, 11/1/36	6,580,184
15,000	Connecticut, (AMBAC), 5.25%, 7/1/19 (1)	16,928,500
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,446,298
1,545	Geary County, KS, (XLCA), 3.50%, 9/1/31	1,316,819
10,500	Kettering, OH, City School District, (FSA), 4.25%, 12/1/25	10,360,140
4,740	Mississippi, (FSA), 5.25%, 11/1/21 (1)	5,378,841
5,380	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.50%, 10/1/36	5,358,050
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29 (1)	11,843,045
4,900	Puerto Rico, (FSA), Variable Rate, 7.582%, 7/1/27 (3)(7)	5,752,453
6,000	Texas Transportation Commission, (FGIC), 4.50%, 4/1/30	5,987,040
7,500	Texas Transportation Commission, (FGIC), 4.50%, 4/1/35	7,434,900
		$84,493,744
Insured-Hospital — 1.2%
$7,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27 (1)	$7,611,742
8,210	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/41	8,121,660
		$15,733,402
Insured-Housing — 0.3%
$3,945	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36 (1)	$4,136,497
13	Virginia Housing Development Authority, (MBIA), Variable Rate, 7.297%, 7/1/36 (3)(7)	15,190
		$4,151,687
Insured-Lease Revenue/Certificates of Participation — 0.5%
$6,890	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$6,795,263
		$6,795,263
Insured-Other Revenue — 0.6%
$10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26 (5)	$4,430,175
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,850,400
		$8,280,575

Insured-Pooled Loans — 1.1%
$2,750	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/27	$2,760,423
11,500	Massachusetts Educational Financing Authority, (AMBAC), 4.70%, 1/1/33	11,518,860
		$14,279,283
Insured-Special Tax Revenue — 1.4%
$10,390	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	$10,654,010
8,300	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	8,472,225
		$19,126,235
Insured-Transportation — 6.0%
$2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$2,330,280
4,995	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), 5.50%, 11/1/18 (1)	5,409,901
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,918,600
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,932,000
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,352,400
7,170	Harris County, TX, Toll Road, Senior Lien, (MBIA), 4.50%, 8/15/36	7,094,715
14,400	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36 (1)	15,089,616
6,600	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36	6,916,074
7,230	Metropolitan Transportation Authority, NY, (FSA), 4.50%, 11/15/36	7,238,170
5,966	Monroe County, NY, Airport Authority, (Greater Rochester International), (MBIA), 5.875%, 1/1/18 (1)	6,799,561
10,935	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	10,830,571
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	7,191,400
		$80,103,288
Insured-Water and Sewer — 2.3%
$10,200	Connecticut Development Authority, (Aquarion Water), (XLCA), (AMT), 5.00%, 7/1/38 (1)	$10,269,564
7,310	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	7,233,903
2,245	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	2,163,821
7,510	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	7,642,927
10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29	3,774,500
		$31,084,715

Lease Revenue/Certificates of Participation — 1.7%
$ 21,000	Greenville County, SC, School District, 5.00%, 12/1/24 (1)	$ 22,186,430
		$ 22,186,430
Nursing Home — 0.9%
$ 6,100	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	$ 6,129,524
2,445	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,496,858
1,160	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	994,108
2,975	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,982,586
		$ 12,603,076
Other Revenue — 11.8%
$ 8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	$ 842,160
5,715	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (3)	6,149,797
1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20 (3)	1,100,580
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	7,155,666
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	3,163,500
38,300	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,432,037
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26 (3)	6,141,960
18,250	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 5.50%, 6/1/33 (1)	19,957,288
6,600	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 5.625%, 6/1/38 (1)	7,288,380
2,295	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 6.625%, 6/1/40	2,648,958
6,000	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	6,423,960
12,825	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.125%, 6/1/47	12,864,501
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31 (3)	5,253,789
14,000	Non-Profit Preferred Funding Trust I, 5.17%, 9/15/37	13,775,020
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	580,265
25,715	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	25,301,503
1,926	Pueblo of Santa Ana, NM, 15.00%, 4/1/24 (3)	1,963,086
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (1)	6,415,620
2,030	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,102,487

$ 2,200	Texas Municipal Gas Acquisition and Supply Corp., Variable Rate, 3.52%, 12/15/17 (3)(7)	$ 2,202,750
28,440	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	4,355,302
7,825	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	7,446,974
22,830	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47 (2)	2,447,604
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26	8,939,508
1,500	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	1,518,660
		$ 157,471,355
Senior Living/Life Care — 5.7%
$ 7,475	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$ 7,783,419
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (9)	2,285,750
1,575	California Statewide Communities Development Authority, (Sr. Living - Presbyterian Homes), 4.75%, 11/15/26	1,569,992
6,000	California Statewide Communities Development Authority, (Sr. Living - Presbyterian Homes), 4.875%, 11/15/36	6,036,300
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27 (10)	2,151,090
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	8,429,978
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/13	513,270
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/13	487,710
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/14	463,480
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/14	440,430
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/15	418,610
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/15	397,830
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/16	378,080
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/16	359,350
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/17	341,430
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/17	324,570
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/18	308,490
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/18	293,160
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/19	278,660

$ 1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/19	$ 264,850
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,541,325
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	7,124,320
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,712,294
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,580,961
500	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	514,190
1,600	North Carolina Medical Care Commission Retirement (United Methodist), 5.50%, 10/1/32	1,664,048
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	3,651,209
3,500	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42	3,514,105
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	540,595
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,309,525
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,796,008
2,000	Suffolk County, NY, Industrial Development Agency, (Jeffersons Ferry Project), 5.00%, 11/1/28	2,040,180
		$ 76,515,209
Special Tax Revenue — 5.9%
$ 1,260	Avelar Creek Community Development District, FL, (Capital Improvements), 5.375%, 5/1/36	$ 1,266,502
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,377,581
3,160	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,411,220
500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	508,305
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,342,063
550	Cascades Groveland Community Development District, FL, (Capital Improvements), 5.30%, 5/1/36	554,505
2,285	Concorde Estates Community Development, FL, 5.85%, 5/1/35	2,409,510
3,625	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,655,486
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32 (1)	23,236,340
2,325	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	2,448,155
2,500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	2,655,200

$ 2,250	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	$ 2,436,503
3,980	New River, FL, Community Development District, 5.00%, 5/1/13	3,960,657
5,000	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/46	5,198,800
6,365	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	6,455,510
2,435	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,520,274
3,755	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	3,826,758
5,000	Tisons Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11	4,981,100
		$ 78,244,469
Transportation — 1.2%
$ 750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$ 773,520
900	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	964,584
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,168,906
13,000	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37 (2)	13,185,250
		$ 16,092,260
Water and Sewer — 1.3%
$ 7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$ 6,861,158
10,000	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33 (1)	10,286,760
		$ 17,147,918
Total Tax-Exempt Investments — 112.7% (identified cost $1,437,631,833)		$ 1,503,247,680
Other Assets, Less Liabilities — (12.7)%		$ (169,053,275)
Net Assets — 100.0%		$ 1,334,194,405

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At April 30, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.3%
Others, representing less than 10% individually	96.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 20.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 5.9% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	When-issued security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $52,961,803 or 4.0% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Defaulted bond.
(7)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.
(8)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.
(9)	Security is in default and making only partial interest payments.
(10)	Security is in default with respect to interest payments.

A summary of financial instruments at April 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/07	2,616 U.S. Treasury Bond	Short	$ (295,394,469)	$ (292,338,000)	$ 3,056,469

Interest Rate Swaps

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $29,250,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open swap contracts of $11,322 at April 30, 2007.

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $29,250,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $12,739 at April 30, 2007.

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$ 1,266,861,777
Gross unrealized appreciation	$ 73,945,257
Gross unrealized depreciation	(6,494,010)
Net unrealized appreciation	$ 67,451,247

Eaton Vance Kansas Municipals Fund                                                                                              as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.8%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 1.8%
$125	Puerto Rico Electric Power Authority, Variable Rate, 6.91%, 7/1/25 (1)(2)(3)	$146,577
375	Puerto Rico Electric Power Authority, Variable Rate, 6.912%, 7/1/37 (1)(2)(3)	433,095
		$579,672
Escrowed/Prerefunded — 6.5%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$569,068
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	307,988
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	711,790
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	541,810
		$2,130,656
Hospital — 11.2%
$500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$516,480
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	779,992
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	852,547
250	Sedgwick County Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	259,197
750	University of Kansas Hospital Authority, 4.50%, 9/1/32	731,677
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	528,270
		$3,668,163
Insured-Education — 7.6%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$107,522
250	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.375%, 4/1/32	246,630
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (MBIA), 4.50%, 4/1/37	992,650
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	348,958
750	Kansas Development Finance Authority, (University of Kansas Center for Research), (XLCA), 5.00%, 2/1/26	796,057
		$2,491,817
Insured-Electric Utilities — 7.7%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$262,207
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,071,520

1

$665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	$667,746
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	527,425
		$2,528,898
Insured-Escrowed/Prerefunded — 14.3%
$250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	$259,670
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	537,565
250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	258,275
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	262,802
250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	261,025
690	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (4)	734,995
750	Scott County, Unified School District #466, (FGIC), Prerefunded to 9/1/12, 5.00%, 9/1/22	797,348
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	515,945
500	Topeka, Water Pollution Control Utility System, (FGIC), Prerefunded to 8/1/08, 5.40%, 8/1/31	515,585
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	525,505
		$4,668,715
Insured-General Obligations — 28.0%
$250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	$260,220
1,350	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/30 (5)	1,429,610
1,000	Geary County, (XLCA), 3.50%, 9/1/31	852,310
350	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	285,233
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	641,100
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	234,732
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	341,811
750	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	814,418

2

500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	527,045
$240	Puerto Rico, (MBIA), 5.50%, 7/1/20 (4)	$276,430
750	Reno County, Unified School District #308, (MBIA), 4.00%, 9/1/26	715,403
150	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	129,002
600	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	507,090
2,000	Sedgwick County, Unified School District #261, (FSA), 5.00%, 11/1/32	2,140,900
		$9,155,304
Insured-Hospital — 6.7%
$250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$259,265
500	Kansas Development Finance Authority, (Sisters of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	508,790
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (MBIA), 5.375%, 11/15/26	510,170
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	635,472
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	259,778
		$2,173,475
Insured-Housing — 0.8%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$264,968
		$264,968
Insured-Industrial Development Revenue — 0.8%
$250	Wyandotte, (BPU Office Building), (MBIA), 5.00%, 5/1/21	$260,995
		$260,995
Insured-Lease Revenue/Certificates of Participation — 2.9%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21	$528,745
360	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (4)	401,000
		$929,745
Insured-Other Revenue — 2.3%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), 5.00%, 11/1/25	$267,663
440	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.00%, 5/1/26	466,629

3

		$734,292
Insured-Special Tax Revenue — 0.4%
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$100,365
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	39,501
		$139,866
Insured-Transportation — 4.6%
$750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$787,148
600	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)	702,146
		$1,489,294
Insured-Water and Sewer — 4.6%
$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$968,380
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	523,020
		$1,491,400
Water and Sewer — 0.6%
$200	Kansas Development Finance Authority, 5.00%, 11/1/21	$209,804
		$209,804
Total Tax-Exempt Investments — 100.8% (identified cost $31,635,808)		$32,917,064
Other Assets, Less Liabilities — (0.8)%		$(253,698)
Net Assets — 100.0%		$32,663,366

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 80.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.0% of total investments.

4

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $579,672 or 1.8% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.
(3)	When-issued security.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.

A summary of financial instruments at April 30, 2007 is as follows:

Interest Rate Swaps

At April 30, 2007, the Fund entered into an interest rate swap agreement with Morgan Stanley whereby the Fund receives bi-annual payments at a fixed rate equal to 3.948% on the notional amount of $1,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is January 23, 2008. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on January 23, 2038, is recorded as a receivable for open swap contracts of $10,200 at April 30, 2007.

At April 30, 2007, the Fund entered into an interest rate swap agreement with Citibank, N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $650,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on August 16, 2027, is recorded as a payable for open swap contracts of $251 at April 30, 2007.

At April 30, 2007, the Fund entered into an interest rate swap agreement with Lehman Brother’s, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount of $1,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 23, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on October 23, 2037, is recorded as a receivable for open swap contracts of $16,777 at April 30, 2007.

At April 30, 2007, the Fund entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $650,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates on August 7, 2037, is recorded as a payable for open swap contracts of $283 at April 30, 2007.

5

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$30,308,078
Gross unrealized appreciation	$1,363,861
Gross unrealized depreciation	(14,875)
Net unrealized appreciation	$1,348,986

6

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	June 15, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	June 15, 2007